Insurance Contract Liabilities	12 Months Ended
Dec. 31, 2022
Insurance Contract Liabilities
Insurance Contract Liabilities
8.	Insurance Contract Liabilities

	December 31, 2022			December 31, 2021
	Gross	Ceded	Net	Gross	Ceded	Net
Provision for unearned premiums	11,691.8	2,413.1	9,278.7	10,437.7	2,260.0	8,177.7
Provision for losses and loss adjustment expenses	38,319.2	9,245.9	29,073.3	34,422.8	8,943.9	25,478.9
Property and casualty insurance contract liabilities	50,011.0	11,659.0	38,352.0	44,860.5	11,203.9	33,656.6
Provision for life policy benefits(1)(2)	2,188.6	2.6	2,186.0	2,486.0	2.3	2,483.7
Insurance contract liabilities	52,199.6	11,661.6	40,538.0	47,346.5	11,206.2	36,140.3

Current	23,807.9	5,052.4	18,755.5	20,618.3	4,740.3	15,878.0
Non-current	28,391.7	6,609.2	21,782.5	26,728.2	6,465.9	20,262.3
	52,199.6	11,661.6	40,538.0	47,346.5	11,206.2	36,140.3
(1)	Eurolife was consolidated on July 14, 2021 as described in note 23.
(2)	Provision for life policy benefits includes gross and ceded provisions for unearned premiums of $18.2 and $0.4 (2021 - $16.5 and nil).

At December 31, 2022 the company’s net provision for losses and loss adjustment expenses of $29,073.3 (December 31, 2021 - $25,478.9) was comprised of case reserves of $10,933.9 and IBNR of $18,139.4 (December 31, 2021 - $10,258.5 and $15,220.4).

Provision for unearned premiums, gross

Changes in the property and casualty provision for unearned premiums for the years ended December 31 were as follows:

	2022	2021
Provision for unearned premiums – January 1	10,437.7	8,397.5
Gross premiums written	27,561.7	23,796.0
Less: gross premiums earned	(26,106.7)	(21,673.6)
Acquisitions of subsidiaries (note 23)	—	64.1
Divestiture of subsidiary	—	(62.9)
Foreign exchange effect and other	(200.9)	(83.4)
Provision for unearned premiums - December 31	11,691.8	10,437.7

Provision for losses and loss adjustment expenses, gross

Changes in the property and casualty provision for losses and loss adjustment expenses for the years ended December 31 were as follows:

	2022	2021
Provision for losses and loss adjustment expenses – January 1	34,422.8	30,809.3
Decrease in estimated losses and expenses for claims occurring in the prior years	(44.0)	(283.1)
Losses and expenses for claims occurring in the current year	17,300.2	14,396.8
Paid on claims occurring during:
the current year	(3,978.6)	(3,148.6)
the prior years	(8,734.7)	(7,212.8)
Acquisitions of subsidiaries (note 23)	3.8	297.3
Divestiture of subsidiary	—	(18.7)
Foreign exchange effect and other(1)	(650.3)	(417.4)
Provision for losses and loss adjustment expenses – December 31	38,319.2	34,422.8
(1)	Foreign exchange effect and other principally reflected the decrease of reserves denominated in the Canadian dollar, British pound, euro and Argentinian peso which weakened against the U.S. dollar (2021 - principally reflected the decrease of reserves denominated in the euro, Chilean peso, Argentinian peso, Colombian peso and South African rand which weakened against the U.S. dollar).

Provision for life policy benefits

Changes in the provision for life policy benefits for the years ended December 31, following the acquisition of Eurolife on July 14, 2021, were as follows:

	2022	2021
Provision for life policy benefits – January 1	2,486.0	—
Acquisition of subsidiary (note 23)	—	2,638.5
New business and renewals	275.9	78.1
Surrenders, lapses, maturities and deaths	(359.4)	(121.0)
Foreign exchange effect and other(1)	(213.9)	(109.6)
Provision for life policy benefits – December 31	2,188.6	2,486.0
(1)	Foreign exchange effect and other principally reflected the depreciation of euro denominated reserves against the U.S. dollar.

Development of insurance losses, gross

The development of insurance liabilities illustrates the estimation uncertainty associated with these liabilities and provides a measure of the company’s ability to estimate the ultimate value of claims. The loss development table below shows the provision for losses and loss adjustment expenses at the end of each calendar year, the cumulative payments made in respect of those reserves in subsequent years and the re-estimated amount of each calendar year’s provision for losses and loss adjustment expenses as at December 31, 2022.

	Calendar year
	2013	2014	2015	2016	2017	2018	2019	2020	2021	2022
Property and casualty provision for losses and loss adjustment expenses	19,212.8	17,749.1	19,816.4	19,481.8	28,610.8	29,081.7	28,500.2	30,809.3	34,422.8	38,319.2
Less: CTR Life(1)	17.9	15.2	14.2	12.8	8.7	8.0	7.0	5.5	4.4	4.4
	19,194.9	17,733.9	19,802.2	19,469.0	28,602.1	29,073.7	28,493.2	30,803.8	34,418.4	38,314.8
Cumulative payments as of:
One year later	4,081.1	3,801.6	4,441.4	4,608.0	7,564.0	7,732.0	7,288.8	7,180.7	8,734.7
Two years later	6,787.6	6,364.5	7,283.6	7,631.4	12,081.3	12,313.5	11,598.0	12,501.3
Three years later	8,775.5	8,172.7	9,466.5	9,655.9	15,222.3	15,363.3	15,475.2
Four years later	10,212.4	9,561.8	10,914.2	11,122.6	17,378.8	18,132.3
Five years later	11,354.4	10,496.4	12,013.9	12,233.4	13,340.9
Six years later	12,123.4	11,202.2	12,859.5	13,196.6
Seven years later	12,754.2	11,793.5	13,568.0
Eight years later	13,283.6	12,390.7
Nine years later	13,840.6

Reserves re-estimated as of:
One year later	18,375.6	16,696.4	19,169.3	19,343.1	27,580.6	28,974.3	28,225.5	30,360.1	33,931.1
Two years later	17,475.0	16,269.2	18,973.6	18,804.8	27,565.9	28,839.4	28,165.4	30,267.4
Three years later	17,307.9	16,114.0	18,502.5	18,752.8	27,451.3	28,990.4	28,242.2
Four years later	17,287.2	15,938.9	18,469.1	18,743.9	27,698.6	29,284.5
Five years later	17,203.5	16,049.6	18,490.5	19,046.6	27,977.0
Six years later	17,340.1	16,123.1	18,759.5	19,203.7
Seven years later	17,420.0	16,403.8	18,866.6
Eight years later	17,680.5	16,595.5
Nine years later	17,843.1

Favourable (adverse) development	1,351.8	1,138.4	935.6	265.3	605.1	(210.8)	251.0	536.4	487.3

Favourable development comprised of:
Effect of foreign currency translation	522.8	326.8	(129.1)	(84.5)	759.2	395.7	452.9	425.6	443.3
Favourable (adverse) loss reserve development	829.0	811.6	1,064.7	349.8	(154.1)	606.5	(201.9)	110.8	44.0
	1,351.8	1,138.4	935.6	265.3	605.1	(210.8)	251.0	536.4	487.3
(1)	Guaranteed minimum death benefit retrocessional business written by Compagnie Transcontinentale de Réassurance (“CTR Life”), a wholly owned subsidiary of the company that was transferred to Wentworth and placed into run-off in 2002.

The effect of foreign currency translation in the table above primarily arose on translation to U.S. dollars of loss reserves of subsidiaries with functional currencies other than the U.S. dollar. The company’s exposure to foreign currency risk and the management thereof are discussed in note 24.

Loss reserve development in the table above excludes the loss reserve development of a subsidiary in the year it is acquired whereas the consolidated statement of earnings includes the loss reserve development of a subsidiary from its acquisition date.

Favourable loss reserve development in calendar year 2022 of $44.0 in the table above was principally comprised of favourable loss emergence on accident years 2021, 2020 and 2019, partially offset by adverse development primarily related to asbestos and other latent claims liabilities.

Development of losses and loss adjustment expenses for asbestos

A number of the company’s subsidiaries wrote general liability policies and reinsurance prior to their acquisition by the company under which policyholders continue to present asbestos-related injury claims. Substantially all of these claims are presented under policies written many years ago and reside primarily within U.S. Run-off.

There is a great deal of uncertainty surrounding these types of claims, which affects the ability of insurers and reinsurers to estimate the ultimate amount of unpaid claims and related settlement expenses. The majority of these claims differ from most other types of claims because there is inconsistent precedent, if any at all, to determine what, if any, coverage exists or which, if any, policy years and insurers or reinsurers may be liable. These uncertainties are exacerbated by judicial and legislative interpretations of coverage that in some cases have eroded the clear and express intent of the parties to the insurance contracts, and in others have expanded theories of liability.

Changes in the company’s provision for losses and loss adjustment expenses related to U.S. asbestos exposure on a gross and net basis for the years ended December 31 were as follows:

	2022		2021
	Gross	Net	Gross	Net
Provision for asbestos claims and loss adjustment expenses - January 1	1,036.7	838.9	1,030.6	840.0
Losses and loss adjustment expenses incurred	215.8	113.7	199.1	151.6
Losses and loss adjustment expenses paid	(175.2)	(132.5)	(193.0)	(152.7)
Provision for asbestos claims and loss adjustment expenses - December 31	1,077.3	820.1	1,036.7	838.9